Borrowings - Short-term Borrowings and Long-term Borrowings (with Original Maturities of More Than One Year) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 16,529,331	¥ 16,107,158
Unsubordinated borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	14,788,470	14,356,932
Subordinated borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	153,577	159,427
Liabilities associated with securitization transactions [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,173,466	1,168,156
Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 413,818	¥ 422,643